Convertible debt - Assumptions used in the valuation of convertible notes (Details) - Ivanhoe Electric Convertible Notes	Dec. 31, 2021
Risk free interest rate | Minimum
Convertible debt
Assumptions used in valuation of convertible notes	0.48
Risk free interest rate | Maximum
Convertible debt
Assumptions used in valuation of convertible notes	1.35
Historical volatility
Convertible debt
Assumptions used in valuation of convertible notes	75
Dividend yield
Convertible debt
Assumptions used in valuation of convertible notes	0